AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 19, 2025

1933 ACT FILE NO. 333-214796

1940 ACT FILE NO. 811-23214

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 131	☒

and/or

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 134

GraniteShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (844) 476-8747

William Rhind

GraniteShares ETF Trust

222 Broadway, 21st Floor

New York, New York 10038

(Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate Date of Proposed Public Filing:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 30, 2025, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 112 to its Registration Statement until December 30, 2025. Post-Effective Amendment No. 112 to the Trust’s Registration Statement relates GraniteShares Autocallable AAPL ETF, GraniteShares Autocallable AMD ETF, GraniteShares Autocallable AMZN ETF, GraniteShares Autocallable APP ETF, GraniteShares Autocallable AVGO ETF, GraniteShares Autocallable BABA ETF, GraniteShares Autocallable COIN ETF, GraniteShares Autocallable CRCL ETF, GraniteShares Autocallable CRWV ETF, GraniteShares Autocallable GOOGL ETF, GraniteShares Autocallable HIMS ETF, GraniteShares Autocallable HOOD ETF, GraniteShares Autocallable INTC ETF, GraniteShares Autocallable IONQ ETF, GraniteShares Autocallable MARA ETF, GraniteShares Autocallable META ETF, GraniteShares Autocallable MRVL ETF, GraniteShares Autocallable MSFT ETF, GraniteShares Autocallable MSTR ETF, GraniteShares Autocallable NBIS ETF, GraniteShares Autocallable NFLX ETF, GraniteShares Autocallable NVDA ETF, GraniteShares Autocallable ORCL ETF, GraniteShares Autocallable PLTR ETF, GraniteShares Autocallable QBTS ETF, GraniteShares Autocallable RDDT ETF, GraniteShares Autocallable RGTI ETF, GraniteShares Autocallable SMCI ETF, GraniteShares Autocallable SMR ETF, GraniteShares Autocallable TSLA ETF and GraniteShares Autocallable UPST ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 124 under the Securities Act of 1933 and Amendment No. 127 under the Investment Company Act of 1940, filed on December 15, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, GraniteShares ETF Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 19th day of December, 2025.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
William Rhind
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date

/s/ William Rhind	Trustee, President (Principal Executive Officer) and Chief Financial Officer	December 19, 2025
William Rhind	(Principal Financial and Accounting Officer)

/s/ Seddik Meziani*	Independent Trustee	December 19, 2025
Seddik Meziani

/s/ Steven Smyser*	Independent Trustee	December 19, 2025
Steven Smyser

*By:	/s/ Benoit Autier
Benoit Autier
Attorney-in-Fact

Pursuant to Powers of Attorney, dated October 27, 2017, incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 3, filed December 18, 2017.